Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Columbia Integrated Large Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Large Cap Value Fund
Class Name	Class A
Trading Symbol	ILVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Large Cap Value Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period ? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The
performance
of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, health care, consumer discretionary and industrial sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the communication services, consumer staples and financials sectors and smaller allocations to the materials and real estate sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in Citigroup Inc.; United Airlines; apparel and footwear brand company Tapestry, Inc.; Twilio, Inc., a cloud-based service provider; and online travel company Expedia Group, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the financials, communication services, consumer staples, utilities and energy sectors hurt the Fund’s results during the annual period.
Allocations
| Smaller weightings in the industrials and utilities sectors and a larger allocation to the health care sector detracted.
Individual holdings
| Fund positions in health care company Elevance Health; electric power company Edison International; Vertex Pharmaceuticals, a global biotechnology company; health care company Merck; and PepsiCo., a major beverage, food and snack manufacturer, were among the top detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	10.28	13.65	9.42
Class A (including sales charges) (a)	3.96	12.32	8.77
Russell 1000 ® Value Index	9.33	12.97	10.22
Russell 1000 ® Index	16.24	14.34	14.33
(a)
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Value Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 50,442,122
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 554,186
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 50,442,122
Total number of portfolio holdings	75
Management services fees (represents 0.75% of Fund average net assets)	$ 554,186
Portfolio turnover for the reporting period	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.9%
Citigroup, Inc.	2.5%
American Express Co.	2.3%
Merck & Co., Inc.	2.2%
T-Mobile US, Inc.	2.2%
CRH PLC	2.2%
Cummins, Inc.	2.1%
Expedia Group, Inc.	2.1%
Citizens Financial Group, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.9%
Citigroup, Inc.	2.5%
American Express Co.	2.3%
Merck & Co., Inc.	2.2%
T-Mobile US, Inc.	2.2%
CRH PLC	2.2%
Cummins, Inc.	2.1%
Expedia Group, Inc.	2.1%
Citizens Financial Group, Inc.	2.0%

Material Fund Change [Text Block]
Certain Fund
Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Research Enhanced Value ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close in the first quarter of 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Integrated Large Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	ILVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Large Cap Value Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, health care, consumer discretionary and industrial sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the communication services, consumer staples and financials sectors and smaller allocations to the materials and real estate sectors buoyed Fund results during the annual period.
Individual holdings
| Positions in Citigroup Inc.; United Airlines; apparel and footwear brand company Tapestry, Inc.; Twilio, Inc., a cloud-based service provider; and online travel company Expedia Group, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the financials, communication services, consumer staples, utilities and energy sectors hurt the Fund’s results during the annual period.
Allocations
| Smaller weightings in the industrials and utilities sectors and a larger allocation to the health care sector detracted.
Individual holdings
| Fund positions in health care company Elevance Health; electric power company Edison International; Vertex Pharmaceuticals, a global biotechnology company; health care company Merck; and PepsiCo., a major beverage, food and snack manufacturer, were among the top detractors from Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	10.54	13.93	9.69
Russell 1000 ® Value Index	9.33	12.97	10.22
Russell 1000 ® Index	16.24	14.34	14.33
(a)
The returns shown for periods prior to January 26, 2022 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Value Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 50,442,122
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 554,186
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 50,442,122
Total number of portfolio holdings	75
Management services fees (represents 0.75% of Fund average net assets)	$ 554,186
Portfolio turnover for the reporting period	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.9%
Citigroup, Inc.	2.5%
American Express Co.	2.3%
Merck & Co., Inc.	2.2%
T-Mobile US, Inc.	2.2%
CRH PLC	2.2%
Cummins, Inc.	2.1%
Expedia Group, Inc.	2.1%
Citizens Financial Group, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.9%
Citigroup, Inc.	2.5%
American Express Co.	2.3%
Merck & Co., Inc.	2.2%
T-Mobile US, Inc.	2.2%
CRH PLC	2.2%
Cummins, Inc.	2.1%
Expedia Group, Inc.	2.1%
Citizens Financial Group, Inc.	2.0%

Material Fund Change [Text Block]
Certain Fund
Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II
approved
an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Research Enhanced Value ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close in the first quarter of 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature